Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, amortized cost	$ 1,144,687	$ 1,153,802
Equity securities, cost	26,413	29,333
Agents' balances and premium receivable, allowances for doubtful accounts	13,497	12,323
Property and equipment, accumulated depreciation	37,551	43,731
Recoverable from reinsurers, paid losses and loss adjustment expenses	79	289
Long-term debt, fair value	$ 207,246	$ 199,132
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	21,331,006	21,164,947
Treasury stock, shares	9,524,369	8,698,962